Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventory

	2024	2025

Goods	16,194	127,694
Less: allowance for impairment losses	(30)	(3,172)

Total inventory	16,164	124,522